RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of transactions between related parties [line items]
Management fees	$ 125,390	$ 71,842	$ 13,500
Company controlled by Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Management fees	63,000	36,842	13,500
Company controlled by CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	60,000	30,000	0
Director fees paid to Former Director [Member]
Disclosure of transactions between related parties [line items]
Management fees	0	5,000	0
Related parties [member]
Disclosure of transactions between related parties [line items]
Management fees	$ 123,000	$ 71,842	$ 13,500